INCOME TAXES (Details 1) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
INCOME TAXES
Deferred tax asset	$ 254,847	$ 208,570
Valuation allowance	(254,847)	(208,570)
Net deferred tax asset